Note Income taxes (Reconciliation of unrecognized tax benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure
Beginning Balance	$ 7.3	$ 7.4
Addition for tax positions	1.1	1.1
Reduction as a result of lapse of statute of limitations	(1.2)	(0.9)
Reduction as a result of settlements		(0.3)
Ending Balance	$ 7.2	$ 7.3